Offerings - Offering: 1	May 26, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit | $ / shares	16.5
Maximum Aggregate Offering Price	$ 379,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 52,409
Offering Note

(1)	(1.a.) Includes the aggregate offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any.
(1.b.) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended.